Related Party Transactions and Balances (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Related Party Transactions
Due from related parties		¥ 29,660
Due to related parties		(5,724)	$ (7,320)	¥ (50,331)
Shareholders
Related Party Transactions
Due from related parties		22,800
Offline Business
Related Party Transactions
Purchases of goods and services	¥ 162,992	3,741
Transfer of long-term investment	¥ 3,250	12,750
Due from related parties		6,860
Due to related parties		¥ (5,724)		¥ (50,331)